Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets measured at fair value on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis at September 30, 2017 and December 31, 2016, respectively, are set forth below:

		Estimated fair value measurements
	Balance	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Total gains (losses)
($ in thousands)
September 30, 2017:
Property and equipment, net	$—	$—	$—	$—	$—
Goodwill	$—	$—	$—	$—	$—
December 31, 2016:
Property and equipment, net	$8,700	$—	$8,700	$—	$(6,305)
Goodwill	$9,425	$—	$—	$9,425	$(1,177)

Assets measured at fair value on a nonrecurring basis at December 31, 2016 and 2015, respectively, are set forth below:

		Estimated fair value measurements
	Carrying Value	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Total gains (losses)
2016:
Property and equipment, net	$8,700,000	$—	$8,700,000	$—	$(6,305,426)
Goodwill	$9,424,999	$—	$—	$9,424,999	$(1,177,148)
2015:
Property and equipment, net	$291,838,498	$—	$291,838,498	$—	$(36,609,332)